Summary of Accounting Policies (Details 1)	12 Months Ended
Apr. 30, 2015
Building [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	30 years
Land [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	Indefinite
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	30 years